Advances for vessel acquisitions and Vessels, net (Schedule of Vessels, net in the accompanying consolidated balance sheets) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Vessel Cost
Beginning balance	$ 1,141,128
Vessels additions and improvements	61,088
Vessel disposals	(39,393)
Vessels disposal due to deconsolidation of subsidiary (Note 2(e))	(27,908)
Ending balance	1,134,915
Accumulated Depreciation
Beginning balance	(191,512)
Vessel disposals	16,195
Depreciation for the period	(23,934)
Ending balance	(199,251)
Net Book Value
Beginning balance	949,616
Vessels additions and improvements	61,088
Vessel disposal	(23,198)
Vessels disposal due to deconsolidation of subsidiary (Note 2(e))	(27,908)
Depreciation for the period	(23,934)
Ending balance	$ 935,664